Business Combinations (Details) - Schedule of estimated fair value of the identifiable assets and liabilities - Business Combinations [Member] $ in Thousands	12 Months Ended
May 09, 2021 USD ($)
Business Combinations (Details) - Schedule of estimated fair value of the identifiable assets and liabilities [Line Items]
Cash and cash equivalents	$ 307
Other current assets	18
Intangible assets	1,914
Total Assets	2,239
Accounts payable	(3)
Total Liabilities	(3)
Net identifiable assets	2,236
Goodwill arising on acquisition	1,017
Total cost of acquisition	3,253
Cash paid	2,022
Cash and cash equivalents acquired	307
Net cash outflow	1,715
Token warrant liability	735
Contingent consideration liability	$ 496